Shareholder Report, Holdings (Details)	May 31, 2024
C000028758 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | PVH Corp.FR_693656100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028758 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Ralph Lauren Corp.FR_751212101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000028758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028758 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028758 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028758 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028758 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028758 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028758 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028758 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028761 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | PVH Corp.FR_693656100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028761 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Ralph Lauren Corp.FR_751212101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028761 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000028761 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028761 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028761 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028761 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028761 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028761 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028761 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028761 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028761 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028761 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028761 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028748 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028748 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028748 | Progressive Corp. (The)FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028748 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028748 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028748 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028748 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028748 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028748 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028748 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028748 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028748 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028748 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028765 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028765 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028765 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028765 | Resona Holdings, Inc.FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028765 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | ResMed, Inc.FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028765 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | CountryJapan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028765 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028765 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028765 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028765 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028765 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028765 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028765 | CountryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028765 | CountrySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | CountryPortugal
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | CountryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | CountryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028765 | CountryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028765 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | PVH Corp.FR_693656100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135456 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Ralph Lauren Corp.FR_751212101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135456 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000135456 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000135456 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000135456 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000135456 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135456 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135456 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135456 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135456 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135456 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135456 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135456 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028755 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | PVH Corp.FR_693656100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028755 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Ralph Lauren Corp.FR_751212101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000028755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028755 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028750 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028750 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028750 | Progressive Corp. (The)FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028750 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028750 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028750 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028750 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028750 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028750 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028750 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028750 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028750 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028750 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028750 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028750 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028750 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028750 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028750 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028750 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028750 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028750 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028762 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028762 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028762 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028762 | Resona Holdings, Inc.FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | ResMed, Inc.FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028762 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | CountryJapan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028762 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028762 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028762 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028762 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028762 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028762 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028762 | CountryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028762 | CountrySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | CountryPortugal
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | CountryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | CountryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028762 | CountryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028762 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028762 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028751 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028751 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028751 | Progressive Corp. (The)FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028751 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028751 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028751 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028751 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028751 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028751 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028751 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028751 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028751 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028751 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028751 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028751 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028751 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028764 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028764 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028764 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028764 | Resona Holdings, Inc.FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | ResMed, Inc.FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028764 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | CountryJapan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028764 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028764 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028764 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028764 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028764 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028764 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028764 | CountryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028764 | CountrySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | CountryPortugal
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | CountryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | CountryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028764 | CountryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028764 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | PVH Corp.FR_693656100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028757 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Ralph Lauren Corp.FR_751212101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000028757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000028757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028757 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028757 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028754 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028754 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028754 | Progressive Corp. (The)FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028754 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028754 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028754 | LyondellBasell Industries NVFR_N53745100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028754 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028754 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028754 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028754 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000028754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028754 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028754 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028754 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028768 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028768 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028768 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028768 | Resona Holdings, Inc.FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | ResMed, Inc.FR_622166908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028768 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | CountryJapan
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028768 | CountryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028768 | CountryUnited States
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028768 | CountryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028768 | CountryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028768 | CountryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028768 | CountrySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028768 | CountryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028768 | CountrySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | CountryPortugal
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | CountryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | CountryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | CountryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028768 | CountryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028768 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | SectorSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.70%